Significant Accounting Policies - Schedule of basic and diluted income (loss) per ordinary share (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss) allocable to Class A ordinary shares subject to possible redemption	$ 2,418,332	$ (510,888)	$ (11,115,177)
Denominator:
Weighted Average Redeemable Class A ordinary shares, Basic and Diluted	34,500,000	5,039,326	27,316,438
Basic and Diluted net income (loss) per share, Redeemable Class A ordinary shares	$ 0.07	$ (0.10)
Numerator:
Net income (loss) allocable to Class B ordinary shares not subject to redemption	$ 604,583	$ (673,069)	$ (3,312,508)
Denominator:
Weighted Average Non-Redeemable Ordinary shares, Basic and Diluted	8,625,000	6,639,045	8,140,753
Basic and diluted net income (loss) per share, ordinary shares	$ 0.07	$ (0.10)